AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Industrials – 22.8%
Aerospace & Defense – 1.1%
Hexcel Corp.	90,455	$7,320,523

Air Freight & Logistics – 2.7%
CH Robinson Worldwide, Inc.	58,575	9,727,551
GXO Logistics, Inc.(a)	163,725	8,489,141

		18,216,692

Building Products – 0.9%
Gibraltar Industries, Inc.(a) (b)	148,335	5,914,117

Construction & Engineering – 1.0%
Cardinal Infrastructure Group, Inc. - Class A(a)	1,344	53,296
WillScot Holdings Corp.(b)	390,966	6,787,170

		6,840,466

Electrical Equipment – 1.5%
Regal Rexnord Corp.	55,853	10,459,033

Ground Transportation – 2.2%
ArcBest Corp.(b)	71,796	7,061,854
Knight-Swift Transportation Holdings, Inc.	144,679	8,330,617

		15,392,471

Machinery – 5.3%
CNH Industrial NV	520,732	5,728,052
JBT Marel Corp.	55,317	7,073,385
Oshkosh Corp.	68,091	10,023,676
Pentair PLC	64,283	5,599,692
Tennant Co.	463	30,743
Terex Corp.	135,387	8,001,372

		36,456,920

Marine Transportation – 1.5%
Kirby Corp.(a)	75,816	10,074,430

Professional Services – 3.5%
CACI International, Inc. - Class A(a) (b)	16,191	8,805,799
CBIZ, Inc.(a)	61,175	1,642,549
First Advantage Corp.(a) (b)	565,944	6,655,501
Robert Half, Inc.	271,127	6,886,626

		23,990,475

Trading Companies & Distributors – 3.1%
Boise Cascade Co.	90,482	6,863,059
Core & Main, Inc. - Class A(a)	137,257	6,780,496
GATX Corp.	46,862	8,001,218
		21,644,773

		156,309,900

Financials – 16.0%
Banks – 8.5%
First BanCorp/Puerto Rico	234,195	5,002,405

Company	Shares	U.S. $ Value
First Citizens BancShares, Inc./NC - Class A(b)	4,746	$8,944,596
First Hawaiian, Inc.	122,301	3,013,497
Flagstar Bank NA	438,180	5,770,831
Independent Bank Corp.(b)	86,813	6,529,206
Texas Capital Bancshares, Inc.(a)	79,412	7,534,610
UMB Financial Corp.	70,908	7,997,713
WaFd, Inc.	239,434	7,518,228
Wintrust Financial Corp.	43,380	6,027,217

		58,338,303

Capital Markets – 2.8%
Cboe Global Markets, Inc.	9,924	2,789,339
Invesco Ltd.	383,041	9,304,066
Stifel Financial Corp.	93,144	6,885,204

		18,978,609

Financial Services – 2.0%
HA Sustainable Infrastructure Capital, Inc.(b)	260,030	9,556,102
NCR Atleos Corp.(a)	14,960	651,957
Walker & Dunlop, Inc.	86,525	3,839,980

		14,048,039

Insurance – 2.7%
American Financial Group, Inc./OH	59,619	7,613,942
Hanover Insurance Group, Inc. (The)	61,097	10,591,165

		18,205,107

		109,570,058

Information Technology – 15.0%
Communications Equipment – 3.8%
Calix, Inc.(a)	137,451	6,733,725
Ciena Corp.(a)	23,510	9,127,287
F5, Inc.(a)	35,557	10,287,707

		26,148,719

Electronic Equipment, Instruments & Components – 5.7%
Avnet, Inc.	147,643	9,097,761
Crane NXT Co.(b)	188,598	7,655,193
Plexus Corp.(a)	41,192	8,343,028
TD SYNNEX Corp.	54,776	9,241,259
Zebra Technologies Corp. - Class A(a)	22,662	4,738,171

		39,075,412

IT Services – 0.7%
Globant SA(a) (b)	100,983	4,656,326

Semiconductors & Semiconductor Equipment – 3.3%
FormFactor, Inc.(a)	66,770	6,476,022
ON Semiconductor Corp.(a)	145,352	9,000,196
Universal Display Corp.	75,658	6,934,812

		22,411,030

Company	Shares	U.S. $ Value

Software – 1.5%
ACI Worldwide, Inc.(a)	134,844	$5,529,953
Nice Ltd. (Sponsored ADR)(a) (b)	42,470	4,682,742

		10,212,695

		102,504,182

Consumer Discretionary – 8.5%
Automobile Components – 1.6%
BorgWarner, Inc.	209,189	11,350,595

Diversified Consumer Services – 3.2%
ADT, Inc.	1,012,123	6,649,648
Frontdoor, Inc.(a)	129,274	6,833,424
Laureate Education, Inc.(a) (b)	252,363	8,792,327

		22,275,399

Household Durables – 0.7%
Taylor Morrison Home Corp.(a)	78,375	4,564,560

Leisure Products – 2.1%
Brunswick Corp./DE	58,480	4,255,005
Hasbro, Inc.	107,271	10,040,565

		14,295,570

Specialty Retail – 0.9%
Bath & Body Works, Inc.	322,012	6,011,964

		58,498,088

Health Care – 8.2%
Health Care Equipment & Supplies – 3.8%
Envista Holdings Corp.(a)	341,245	8,657,385
Globus Medical, Inc. - Class A(a)	117,067	10,086,493
Integer Holdings Corp.(a)	87,636	7,711,968

		26,455,846

Health Care Providers & Services – 2.4%
Encompass Health Corp.	62,038	6,000,936
Tenet Healthcare Corp.(a)	54,889	10,358,103

		16,359,039

Life Sciences Tools & Services – 2.0%
Bio-Techne Corp.(b)	150,857	7,883,787
ICON PLC(a)	51,544	5,703,859

		13,587,646

		56,402,531

Real Estate – 7.3%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	222,401	4,063,266

Health Care REITs – 0.5%
American Healthcare REIT, Inc.	76,050	3,586,518

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	42,490	$3,920,552

Industrial REITs – 0.9%
STAG Industrial, Inc.	171,720	6,192,223

Office REITs – 1.1%
COPT Defense Properties	253,311	7,751,317

Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.(a)	34,400	10,468,608

Residential REITs – 0.9%
Independence Realty Trust, Inc.(b)	396,200	5,899,418

Retail REITs – 0.7%
Brixmor Property Group, Inc.	167,011	4,809,917

Specialized REITs – 0.5%
CubeSmart	92,216	3,379,717

		50,071,536

Materials – 6.4%
Chemicals – 3.1%
Avient Corp.	180,132	6,538,791
Element Solutions, Inc.(b)	187,590	6,404,323
RPM International, Inc.	80,597	8,011,342

		20,954,456

Construction Materials – 0.7%
Eagle Materials, Inc.	24,249	4,593,973

Containers & Packaging – 0.9%
O-I Glass, Inc.(a)	602,753	6,334,934

Metals & Mining – 1.7%
Reliance, Inc.	38,713	11,765,655

		43,649,018

Energy – 5.6%
Energy Equipment & Services – 2.1%
TechnipFMC PLC	213,225	14,740,244

Oil, Gas & Consumable Fuels – 3.5%
Magnolia Oil & Gas Corp. - Class A(b)	278,033	8,777,502
Matador Resources Co.	136,998	8,655,534
Northern Oil & Gas, Inc.(b)	214,761	6,277,464

		23,710,500

		38,450,744

Consumer Staples – 5.5%
Consumer Staples Distribution & Retail – 4.6%
BJ’s Wholesale Club Holdings, Inc.(a) (b)	114,880	11,306,490
Dollar Tree, Inc.(a)	81,496	8,924,627
US Foods Holding Corp.(a)	124,196	11,452,113

		31,683,230

Company	Shares	U.S. $ Value

Household Products – 0.9%
WD-40 Co.	30,384	$6,196,513

		37,879,743

Utilities – 3.8%
Electric Utilities – 1.8%
IDACORP, Inc.	85,277	12,192,052

Gas Utilities – 2.0%
Chesapeake Utilities Corp.	50,351	6,362,856
ONE Gas, Inc.	88,646	7,635,080

		13,997,936

		26,189,988

Total Common Stocks (cost $610,155,043)		679,525,788

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(c) (d) (e) (cost $4,965,898)	4,965,898	4,965,898

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $615,120,941)		684,491,686

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(c) (d) (e) (cost $2,154,954)	2,154,954	2,154,954

Total Investments – 100.1% (cost $617,275,895)(f)		686,646,640
Other assets less liabilities – (0.1)%		(530,086)

Net Assets – 100.0%		$686,116,554

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,851,872 and gross unrealized depreciation of investments was $(50,481,127), resulting in net unrealized appreciation of $69,370,745.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$679,525,788	$—	$—	$679,525,788
Short-Term Investments	4,965,898	—	—	4,965,898
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,154,954	—	—	2,154,954

Total Investments in Securities	686,646,640	—	—	686,646,640
Other Financial Instruments(b)	—	—	—	—

Total	$686,646,640	$—	$—	$686,646,640

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Portfolio	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,706	$47,959	$46,699	$4,966	$41
AB Government Money Market Portfolio*	1,790	6,059	5,694	2,155	20
Total	$5,496	$54,018	$52,393	$7,121	$61

*	Investments of cash collateral for securities lending transactions.